Cover	12 Months Ended
Jan. 27, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LANDS’ END, INC.
Entity Central Index Key	0000799288